Other Liabilities - Summary of Other Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous Noncurrent Liabilities [Abstract]
Employee Long-Term Incentives	CAD 43	CAD 72
Pension and Other Post-Employment Benefit Plan (Note 26)	62	71
Onerous Contract Provisions	37	35
Other	31	33
Other Liabilities	CAD 173	CAD 211